FINANCIAL INSTRUMENTS - Disclosure of Reconciliation of fair value measurements within Level 3 of fair value hierarchy in financial instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Liabilities at beginning of period		$ (36,588)
Liabilities at end of period		(41,511)	$ (36,588)
Other payables (short term)		(9,468)	(8,536)
Level 3
Financial instruments
Liabilities at beginning of period		147	(8,050)
Profit (loss)		(144)	1,697
Other comprehensive income (loss)		(3)	43
Exercise of Share Options into shares			5,333
Payment		0	1,124
Liabilities at end of period		0	147
Put option			147
Level 3 | Liability for share options
Financial instruments
Liabilities at beginning of period	[1]	0	(7,164)
Profit (loss)	[1]		1,801
Other comprehensive income (loss)	[1]		30
Exercise of Share Options into shares	[1]		5,333
Payment			0
Liabilities at end of period	[1]		0
Put option	[1]		0
Level 3 | Liability for underwriter
Financial instruments
Liabilities at beginning of period		0	(1,131)
Profit (loss)			(15)
Other comprehensive income (loss)			22
Payment			1,124
Liabilities at end of period			0
Put option			0
Level 3 | Put option to non-controlling interests
Financial instruments
Liabilities at beginning of period		147	245
Profit (loss)		(144)	(89)
Other comprehensive income (loss)		(3)	(9)
Payment		0	0
Liabilities at end of period		$ 0	147
Put option			$ 147

[1]	See Note 22b for information on fair value measurement.